SUPPLEMENTAL DISCLOSURES - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental Disclosures [Abstract]
Accounts receivable	$ (6,445)	$ 18,034
Loans receivable	15,000	0
Deposits and prepaid expenses	1,496	2,925
Accounts payable and accrued liabilities	(3,578)	(32,127)
Operating activities	(272)	(443)
Financing activities	16,353	601
Investing activities	(9,608)	(11,326)
Increase (decrease) in working capital	$ 6,473	$ (11,168)